SHARE-BASED COMPENSATION - Stock Option Outstanding (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in shares) | shares	3,083,414
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5 years 10 months 2 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.79
Options Exercisable, Number Exercisable (in shares) | shares	2,099,348
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 2.49
$1.26 - $1.93
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices Lower Range Limit (in dollars per share)	1.26
Range of Exercise Prices Upper Range Limit (in dollars per share)	$ 1.93
Options Outstanding, Number Outstanding (in shares) | shares	2,225,453
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 10 months 17 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.92
Options Exercisable, Number Exercisable (in shares) | shares	1,644,387
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.91
$2.31 - $2.69
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices Lower Range Limit (in dollars per share)	2.31
Range of Exercise Prices Upper Range Limit (in dollars per share)	$ 2.69
Options Outstanding, Number Outstanding (in shares) | shares	284,961
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 3 months 21 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.64
Options Exercisable, Number Exercisable (in shares) | shares	157,461
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 2.61
$3.59 - $5.20
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices Lower Range Limit (in dollars per share)	3.59
Range of Exercise Prices Upper Range Limit (in dollars per share)	$ 5.2
Options Outstanding, Number Outstanding (in shares) | shares	80,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 2 months 8 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 4.4
Options Exercisable, Number Exercisable (in shares) | shares	70,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 4.28
$5.78 - $6.89
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices Lower Range Limit (in dollars per share)	5.78
Range of Exercise Prices Upper Range Limit (in dollars per share)	$ 6.89
Options Outstanding, Number Outstanding (in shares) | shares	490,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 5 months 8 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 6.33
Options Exercisable, Number Exercisable (in shares) | shares	227,500
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 6.02
$42.70
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices Lower Range Limit (in dollars per share)	$ 42.7
Options Outstanding, Number Outstanding (in shares) | shares	3,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 3 months
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 42.7